FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS - Remeasurement (Details) - IFRS 9 - RBSE component - BRL (R$) R$ in Thousands	3 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Financial Assets and Public Concessions
NTN-Bs	2.60%	3.09%	4.10%	4.60%	5.88%	5.72%	4.56%
Fair Value	R$ 191,227	R$ 716,218	R$ 1,101,175	R$ 1,143,358	R$ 699,405	R$ 2,897,829	R$ 1,532,663